Alger International Opportunities Fund Average Annual Total Returns - Class A B C Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Gross Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.11%	8.46%	8.95%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	0.94%	6.14%
Performance Inception Date	Dec. 31, 1996
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.67%	(0.16%)	4.93%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.37%	0.70%	4.54%
Class B
Prospectus [Line Items]
Average Annual Return, Percent		14.48%	1.88%	6.50%
Performance Inception Date	Dec. 31, 1996
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.61%	1.26%	6.01%
Performance Inception Date	Jul. 31, 1997